Document and Entity Information	Jan. 31, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	NEW YORK COMMUNITY BANCORP INC
Amendment Flag	true
Entity Central Index Key	0000910073
Document Type	8-K/A
Document Period End Date	Jan. 31, 2024
Entity Incorporation State Country Code	DE
Entity File Number	1-31565
Entity Tax Identification Number	06-1377322
Entity Address, Address Line One	102 Duffy Avenue
Entity Address, City or Town	Hicksville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11801
City Area Code	(516)
Local Phone Number	683-4100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On January 31, 2024, New York Community Bancorp, Inc. (“NYCB” or the “Company”) filed a Current Report on Form 8-K furnishing under Items 2.02 and 9.01 the Company’s press release announcing its unaudited financial results for the fourth quarter and fiscal year ended December 31, 2023 (the “Original Filing”). The full text of the press release was included as Exhibit 99.1 to the Original Filing. This Amendment (this “Amendment”) to the Original Filing is being filed to reflect, among other things, (a) an adjustment related to a goodwill impairment, (b) certain measurement period adjustments impacting the Company’s bargain purchase gain and (c) an adjustment for a type 1 subsequent event, each as more fully described herein. Each of these adjustments were identified by NYCB’s management after the date of the Original Filing and as part of the Company’s customary procedures to finalize its financial statements for inclusion in its Annual Report on Form 10-K for the fiscal year ended December 31, 2023 (the “2023 Form 10-K”).
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	NYCB
Security Exchange Name	NYSE
Bifurcated Option Notes Unit Securities [Member]
Document And Entity Information [Line Items]
Security 12b Title	Bifurcated Option Note Unit Securities SM
Trading Symbol	NYCB PU
Security Exchange Name	NYSE
Fixed To Floating Rate Series A Noncumulative Perpetual Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Fixed-to-Floating Rate Series A Noncumulative Perpetual Preferred Stock, $0.01 par value
Trading Symbol	NYCB PA
Security Exchange Name	NYSE